Consolidated balance sheet - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	R$ 12,176,019	R$ 15,179,753
Marketable securities	10,173,578	9,932,774
Trade accounts receivable	5,766,623	6,560,607
Inventories	8,641,417	8,155,847
Recoverable taxes	946,762	887,085
Current Tax Assets Income Tax Related	726,731	659,202
Derivative financial instruments	2,907,968	1,556,978
Advances to suppliers	73,267	76,818
Other assets	819,181	858,005
Total current assets	42,231,546	43,867,069
Non-current assets
Marketable securities	330,137	319,680
Recoverable taxes	944,680	945,699
Deferred taxes	112,237	1,504,014
Derivative financial instruments	8,987,791	8,014,683
Advances to suppliers	2,964,157	2,788,262
Judicial deposits	423,228	418,301
Other assets	194,214	187,102
Biological assets	26,525,587	26,097,164
Investments accounted for using equity method	1,134,258	1,194,877
Property, plant and equipment	63,975,882	64,296,187
Right of use	5,279,506	5,331,789
Intangible	12,721,787	12,970,692
Total non-current assets	123,593,464	124,068,450
TOTAL ASSETS	165,825,010	167,935,519
Current liabilities
Trade accounts payable	4,981,256	5,141,386
Loans, financing and debentures	3,434,387	3,004,905
Lease liabilities	900,375	857,810
Derivative financial instruments	1,107,667	1,205,029
Taxes payable	252,134	240,010
Income taxes payable	29,383	218,238
Payroll and charges	720,403	1,132,713
Dividends payable	12,855	1,393,121
Advances from customers	124,080	132,408
Other liabilities	452,506	447,251
Total current liabilities	12,015,046	13,772,871
Non-current liabilities
Loans, financing and debentures	87,301,230	91,796,352
Lease liabilities	5,863,527	6,072,080
Derivative financial instruments	7,474,090	8,136,320
Provision for judicial liabilities	2,775,326	2,801,738
Employee benefit plans	748,010	741,143
Deferred taxes	774,873
Non-current provisions for employee benefits	360,657	332,322
Other liabilities	329,520	330,520
Total non-current liabilities	105,627,233	110,210,475
TOTAL LIABILITIES	117,642,279	123,983,346
Equity
Share capital	24,235,546	24,235,546
Capital reserves	78,728	80,742
Treasury shares	(1,501,072)	(1,511,146)
Profit reserves	20,118,234	20,118,234
Accumulated other comprehensive income	774,430	888,669
Retained earnings	4,330,150
Controlling shareholders'	48,036,016	43,812,045
Non-controlling interest	146,715	140,128
Total equity	48,182,731	43,952,173
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 165,825,010	R$ 167,935,519